Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other liabilities

($ in millions)
At December 31:	2025	2024
Income tax reserves	$5,671	$6,865
Deferred taxes	781	815
Excess Savings Plan	1,545	1,445
Disability benefits	278	274
Derivative liabilities	259	463
Workforce reductions	424	445
Environmental accruals	207	204
Other	645	536
Total	$9,810	$11,048